Intangible Assets - Other intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	$ 3,824	$ 3,986
Additions	539	260
Amortisation and other charges	(451)	(389)
Disposals and transfers	(3)	(18)
Exchange differences and other movements	49	(15)
Intangible assets balance at the end of the period	3,958	3,824
Cost
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	6,332	6,122
Intangible assets balance at the end of the period	6,926	6,332
Accumulated amortisation and other charges
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	(2,508)	(2,136)
Intangible assets balance at the end of the period	(2,968)	(2,508)
Distribution rights
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	3,559	3,709
Additions	491	198
Amortisation and other charges	(389)	(331)
Disposals and transfers	0	(4)
Exchange differences and other movements	38	(13)
Intangible assets balance at the end of the period	3,699	3,559
Distribution rights | Cost
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	5,762	5,585
Intangible assets balance at the end of the period	6,302	5,762
Distribution rights | Accumulated amortisation and other charges
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	(2,203)	(1,876)
Intangible assets balance at the end of the period	(2,603)	(2,203)
Other intangibles
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	265	277
Additions	48	62
Amortisation and other charges	(62)	(58)
Disposals and transfers	(3)	(14)
Exchange differences and other movements	11	(2)
Intangible assets balance at the end of the period	259	265
Other intangibles | Cost
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	570	537
Intangible assets balance at the end of the period	624	570
Other intangibles | Accumulated amortisation and other charges
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	(305)	(260)
Intangible assets balance at the end of the period	$ (365)	$ (305)